UAM FUNDS, INC.

                     INSTITUTIONAL CLASS SHARES

                 Acadian Emerging Markets Portfolio
               Acadian International Equity Portfolio
                   DSI Disciplined Value Portfolio
                 DSI Limited Maturity Bond Portfolio
                     DSI Money Market Portfolio
                       DSI Balanced Portfolio
                  Enhanced Monthly Income Portfolio
                     FMA Small Company Portfolio
                     ICM Fixed Income Portfolio
                     ICM Small Company Portfolio
                        ICM Equity Portfolio
                   McKee U.S. Government Portfolio
                   McKee Domestic Equity Portfolio
                McKee International Equity Portfolio
                       NWQ Balanced Portfolio
                     NWQ Value Equity Portfolio
                SAMI Preferred Stock Income Portfolio
                 Sirach Strategic Balanced Portfolio
                       Sirach Growth Portfolio
                    Sirach Fixed Income Portfolio
                Sirach Short-Term Reserves Portfolio
                   Sirach Special Equity Portfolio
                       Sirach Equity Portfolio
                Sterling Partners' Balanced Portfolio
                 Sterling Partners' Equity Portfolio
        Sterling Partners' Short-Term Fixed Income Portfolio
                        TS&W Equity Portfolio
                 TS&W International Equity Portfolio
                     TS&W Fixed Income Portfolio

                   SUPPLEMENT TO THE PROSPECTUSES

      The information under the heading "INVESTMENT ADVISER" is supplemented as follows:

      The Distributor, the Adviser and certain of their other affiliates also participate in an arrangement with Smith Barney Inc. under which Smith Barney provides certain defined contribution plan marketing and other shareholder services and receives from such entities 0.15 of 1% of the daily net asset value of Institutional Class Shares held by Smith Barney's eligible customer accounts in addition to amounts payable to all selling dealers. The Fund also compensates Smith Barney for services it provides to certain defined contribution plan shareholders that are not otherwise provided by the Administrator.


October 31, 1996

                           UAM FUNDS, INC.

                 INSTITUTIONAL SERVICE CLASS SHARES

                   DSI Disciplined Value Portfolio
                       NWQ Balanced Portfolio
                     NWQ Value Equity Portfolio
                 Sirach Strategic Balanced Portfolio
                       Sirach Growth Portfolio
                   Sirach Special Equity Portfolio
                       Sirach Equity Portfolio
                Sterling Partners' Balanced Portfolio
                 Sterling Partners' Equity Portfolio
        Sterling Partners' Short-Term Fixed Income Portfolio

                   SUPPLEMENT TO THE PROSPECTUSES

      The information under the heading "SERVICE AND DISTRIBUTION PLANS" is supplemented as follows:

      The Distributor, the Adviser and certain of their other affiliates also participate in an arrangement with Smith Barney Inc. under which Smith Barney provides certain defined contribution plan marketing and shareholder services and receives from such entities an amount equal to up to 33.3% of the portion of the investment advisory fees attributable to the invested assets of Smith Barney's eligible customer accounts without regard to any expense limitation in addition to amounts payable to all selling dealers. The Fund also compensates Smith Barney for services it provides to certain defined contribution plan shareholders that are not otherwise provided by the Administrator.


October 31, 1996